Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 121	$ 7,451	$ 96
Restricted cash	0	4,000	0
Inventories, net	7,445	7,303	8,115
Prepaid expenses and other current assets	1,347	1,215	955
Total current assets	9,509	20,726	9,791
Property and equipment, net	184	183	227
Finance lease right-of-use assets, net	141	152	177
Operating lease right-of-use assets, net	284	363	700
Intangible assets, net	487	509	596
Goodwill	615	615	615
Total assets	11,220	22,548	12,106
Current liabilities:
Accounts payable	2,711	2,079	5,293
Current portion of finance lease liability	79	77	63
Current portion of operating lease liability	329	386	371
Senior secured note	2,157	5,448	0
Accrued interest	4	6	761
Other accrued liabilities	1,980	1,857	2,102
Total current liabilities	12,659	18,695	35,325
Finance lease liability, net of current portion	9	30	96
Operating lease liability, net of current portion	0	34	421
Total liabilities	12,668	18,759	35,842
Commitments and contingencies (Note 7)
Temporary equity:
Preferred stock, $0.0001 par value; 30,000,000 shares authorized; 0 and 18,406,857 Series A-1 issued and outstanding as of December 31, 2025 and 2024, respectively; liquidation value $0 and $25,405 as of December 31, 2025 and 2024, respectively	0	0	20,265
Stockholders’ deficit:
Common stock, $0.0001 par value; 150,000,000 shares authorized; 73,701,176 and 9,286,235 shares issued as of December 31, 2025 and 2024, respectively, of which 73,701,176 and 7,943,585 are outstanding as of December 31, 2025 and 2024, respectively	8	7	1
Additional paid-in capital	82,757	80,397	5,561
Accumulated other comprehensive income	246	228	278
Accumulated deficit	(84,459)	(76,843)	(49,841)
Stockholders’ equity (deficit)	(1,448)	3,789	(44,001)
Total liabilities, temporary equity and stockholders’ equity (deficit)	11,220	22,548	12,106
Warrant Liability [Member]
Current liabilities:
Derivative liability	4,699	7,842
Nonrelated Party [Member]
Assets
Accounts receivable	596	623	513
Related Party [Member]
Assets
Accounts receivable	0	134	112
Current liabilities:
Loans from related parties	$ 700	$ 1,000	$ 5,148